Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits [Abstract]
1% increase in the Discount Rate (Gain)	$ 2,383,615	$ 2,126,263
1% decrease in the Discount Rate (Loss)	$ (2,778,376)	$ (2,479,498)